Unaudited Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Unaudited Condensed Consolidated Statements of Operations [Abstract]
Operating revenue	$ 270,939	$ 253,731	$ 534,294	$ 494,451	$ 1,026,164	$ 1,000,055	$ 979,352
Operating expense:
Cost of services (excluding depreciation expense)	236,894	215,309	470,694	427,038	870,029	820,460	778,482
Depreciation and amortization	10,397	10,947	20,797	21,824	42,883	43,563	43,502
Amortization of vessel dry-docking	2,622	4,070	6,635	8,138	15,376	15,014	13,686
Selling, general and administrative	19,529	19,842	41,042	43,677	82,125	79,930	95,766
Impairment charge for 2010					115,356	2,919
Legal settlements		(18,202)		(18,202)	(5,483)	32,270	20,000
Impairment charge	257	2,818	257	2,818	2,997	2,655	1,867
Restructuring charge	14,100				119,300	1,843	747
Miscellaneous expense (income), net	233	(46)	(77)	397	737	(574)	876
Total operating expense	269,932	234,738	539,348	485,690	1,124,020	995,161	954,926
Operating income (loss)	1,007	18,993	(5,054)	8,761	(97,856)	4,894	24,426
Other expense:
Interest expense, net	17,491	12,910	35,230	23,626	55,677	40,117	38,036
Loss on conversion/modification of debt	47,403	889	36,421	630	(16,017)		50
Gain on change in value of debt conversion features	(32,800)		(19,130)		(84,480)
Other expense, net	4	8	18	22	32	27	18
(Loss) income from continuing operations before income tax expense	(31,091)	5,186	(57,593)	(15,517)	(53,068)	(35,250)	(13,678)
Income tax expense	49	681	346	196	126	324	10,573
Net (loss) income from continuing operations	(31,140)	4,505	(57,939)	(15,713)	(53,194)	(35,574)	(24,251)
Net loss from discontinued operations	(14,934)	(9,921)	(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss	$ (46,074)	$ (5,416)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Basic net (loss) income per share:
Continuing operations	$ (1.55)	$ 3.63	$ (5.00)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.75)	$ (7.99)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per share	$ (2.30)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Diluted net (loss) income per share:
Continuing operations	$ (1.55)	$ 3.63	$ (5.00)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.75)	$ (7.99)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net (loss) income per share	$ (2.30)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Basic and diluted net loss per share:
Continuing operations	$ (1.55)	$ 3.63	$ (5.00)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.75)	$ (7.99)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic and diluted net loss per share	$ (2.30)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Number of weighted average shares used in calculations:
Basic	20,068	1,241	11,595	1,239	1,464	1,226	1,209
Diluted	20,068	1,241	11,595	1,239	1,464	1,226	1,209
Cash dividends declared per share						$ 5.00	$ 11.00